Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets
Schedule of weighted average useful life for each component of other intangible assets

The weighted average useful life for each component of other intangible assets, and in total, as of December 31, 2018 is as follows:

Weighted Average Amortization Period (Years)
Merchant relationships	7.2
Channel relationships	8.8
Customer relationships	6.9
Trade name	3.8
Covenants-not-to-compete	4.0
Database	5.0
Trade association	10.0
Favorable lease	5.6
Total	7.4

Schedule of estimated future amortization expense of other intangible assets	Estimated future amortization expense of other intangible assets as of December 31, 2018 for the next five years is:

(in thousands)
2019	$178,740
2020	171,876
2021	151,180
2022	130,930
2023	62,326

Other intangible assets
Intangible assets
Schedule of significant components of other intangible assets

Significant components of other intangible assets as of December 31, 2018 and 2017 are summarized as follows:

	2018
(in thousands)	Gross	Accumulated Amortization	Net
Merchant relationships	$756,400	(252,050)	$504,350
Channel relationships	520,000	(260,461)	259,539
Customer relationships	166,811	(150,509)	16,302
Trade name	79,546	(70,906)	8,640
Covenants-not-to-compete	34,040	(29,507)	4,533
Database	28,000	(28,000)	-
Trade association	10,000	(8,750)	1,250
Favorable lease	3,929	(1,841)	2,088
Total	$1,598,726	(802,024)	$796,702

	2017
(in thousands)	Gross	Accumulated Amortization	Net
Merchant relationships	$588,000	(147,000)	$441,000
Channel relationships	439,398	(200,540)	238,858
Customer relationships	167,222	(139,969)	27,253
Trade name	62,468	(58,068)	4,400
Covenants-not-to-compete	29,940	(20,815)	9,125
Database	28,000	(25,200)	2,800
Trade association	10,000	(7,750)	2,250
Favorable lease	3,006	(1,546)	1,460
Total	$1,328,034	(600,888)	$727,146